Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Schedule of Revenue Percentage by Major Customer

Charterer	2014	2013	2012
A	19%	21%	17%
B	13%	7%	14%
C	9%	11%	8%
D	7%	8%	10%